SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of financial information
	Year Ended December 31, 2014
	Hydroponic	Cannabis	Eliminations
	Produce	Products	and Other	Total

Total Revenues	$6,627,109	$-	$467,161	$7,094,270
Cost of Goods Sold	6,667,967	-	273,311	6,941,278
	(40,858)	-	193,850	152,992
Selling, general and administrative expenses	1,506,684	1,115,577	15,705,530	18,327,791
Loss from operations	(1,547,542)	(1,115,577)	(19,506,200)	(18,174,799)

Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	-	-	(4,808,000)	(4,808,000)
Gain (Loss) on fair market valuation of derivatives	-	-	1,912,037	1,912,037
Interest Income (Expense)	2,232	-	(1,098,557)	(1,096,325)
Total Other Income (Expense)	2,232	-	(3,994,520)	(3,992,288)
Loss before Provision of Income Taxes	$(1,545,310)	$(1,115,577)	$(19,506,200)	$(22,167,087)

Total assets at December 31, 2014	$5,956,861	$858,180	$904,185	$7,719,226

	Year Ended December 31, 2013
	Hydroponic	Cannabis	Eliminations
	Produce	Products	and Other	Total

Total Revenues	$1,936,054	$-	$189,797	$2,125,851
Cost of Goods Sold	1,955,203	-	81,730	2,036,933
	(19,149)	-	108,067	88,918
Selling, general and administrative expenses	201,953	-	3,373,944	3,575,897
Loss from operations	(221,102)	-	(3,265,877)	(3,486,979)

Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	-	-	(2,054,000)	(2,054,000)
Gain (Loss) on fair market valuation of derivatives	-	-	673,000	673,000
Interest Income (Expense)	(651)	-	(1,278,070)	(1,278,721)
Total Other Income (Expense)	(651)	-	(2,659,070)	(2,659,721)
Loss before Provision of Income Taxes	$(221,753)	$-	$(5,924,947)	$(6,146,700)

Total assets at December 31, 2013	$3,250,788	$-	$789,797	$4,040,585